SCHEDULE OF STOCK OPTION ACTIVITY BASED ON GRANT DATE (Details)	9 Months Ended
	Sep. 30, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Share options [member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	1	2	3
Number of options exercisable	1
Weighted average exercise price | $ / shares	$ 138,600	$ 190,593	$ 181,505
Remaining contractual life (years)	1 year 6 months 10 days
Agent options [member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	25	26	26
Number of options exercisable	25
Weighted average exercise price | $ / shares	$ 54,464	$ 142,563	$ 19,872
Remaining contractual life (years)	3 years 7 days
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of options exercisable	6
Weighted Average Issue Price | $ / shares	$ 530,880	$ 530,880	$ 530,880
Number of options outstanding	6	6	6
13-April-22 [Member] | Share options [member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	1
Number of options exercisable	1
Weighted average exercise price | $ / shares	$ 138,600.00
Expiry date	Apr. 13, 2027
Remaining contractual life (years)	1 year 6 months 10 days
13-April-22 [Member] | Agent options [member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	2
13-April-22 [Member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of options exercisable	2
Weighted Average Issue Price | $ / shares	$ 554,400
9-Mar-22 [member] | Agent options [member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	4
9-Mar-22 [member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of options exercisable	4
Weighted Average Issue Price | $ / shares	$ 519,120
11-Jan-22 [member] | Agent options [member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	1
Number of options exercisable	1
Weighted average exercise price | $ / shares	$ 1,275,120
Expiry date	Jan. 11, 2027
Remaining contractual life (years)	1 year 3 months 10 days
31-Oct-23 [member] | Agent options [member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	24
Number of options exercisable	24
Weighted average exercise price | $ / shares	$ 3,604
Expiry date	Oct. 31, 2028
Remaining contractual life (years)	3 years 1 month 2 days